AI Powered Equity ETF
Schedule of Investments
June 30, 2022 (Unaudited)
		Shares	Value

COMMON STOCKS - 99.2%
Bermuda - 1.7%
Capital Markets - 0.5%
Lazard, Ltd.		15,801	$512,110
Insurance - 0.9%
Argo Group International Holdings, Ltd.		4,030	148,546
Assured Guaranty, LTD. - ADR		8,717	486,321
White Mountains Insurance Group, Ltd.		282	351,409
Total Insurance			986,276
IT Services - 0.3%
Genpact, Ltd.		8,222	348,284
Total Bermuda			1,846,670

Canada - 1.1%
Commercial Services & Supplies - 1.1%
Waste Connections, Inc.		9,395	1,164,604

Cayman Islands - 1.4%
Personal Products - 1.1%
Herbalife Nutrition, Ltd. (a)		57,792	1,181,846
Software - 0.1%
OneConnect Financial Technology Co., Ltd. - ADR (a)		22,197	37,957
Tobacco - 0.2%
RLX Technology, Inc. - ADR (a)		112,560	239,753
Total Cayman Islands			1,459,556

Ireland - 1.8%
Auto Components - 0.5%
Adient PLC (a)		17,027	504,510
Biotechnology - 0.6%
Prothena Corp PLC (a)		24,869	675,193
Electrical Equipment - 0.7%
Eaton Corp PLC		5,740	723,183
Total Ireland			1,902,886

Marshall Islands - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Teekay Tankers, Ltd. - Class A (a)		22,336	393,784

United States - 92.9%
Air Freight & Logistics - 0.2%
Forward Air Corp.		2,156	198,266
Airlines - 1.5%
Spirit Airlines, Inc. (a)		65,422	1,559,660
Auto Components - 0.3%
XPEL, Inc. (a)		7,203	330,834
Banks - 1.4%
First Horizon Corp.		42,564	930,450
Umpqua Holdings Corp.		35,582	596,710
Total Banks			1,527,160
Beverages - 1.4%
Boston Beer Co., Inc. - Class A (a)		479	145,123
Brown-Forman Corp. - Class B (b)		18,822	1,320,551
Total Beverages			1,465,674
Biotechnology - 14.3%
Alnylam Pharmaceuticals, Inc. (a)(b)		23,076	3,365,634
BioMarin Pharmaceutical, Inc. (a)		18,833	1,560,691
Coherus Biosciences, Inc. (a)(b)		36,690	265,636
Cytokinetics, Inc. (a)(b)		5,607	220,299
Deciphera Pharmaceuticals, Inc. (a)		27,678	363,966
Intellia Therapeutics, Inc. (a)(b)		18,663	965,997
Iovance Biotherapeutics, Inc. (a)(b)		151,649	1,674,204
Kymera Therapeutics, Inc. (a)(b)		26,611	523,971
Madrigal Pharmaceuticals, Inc. (a)		6,518	466,558
Myriad Genetics, Inc. (a)		21,976	399,304
Natera, Inc. (a)(b)		32,806	1,162,645
Ocugen, Inc. (a)(b)		94,331	214,131
Seagen, Inc. (a)		8,924	1,579,013
SpringWorks Therapeutics, Inc. (a)(b)		15,681	386,066
Turning Point Therapeutics, Inc. (a)		5,434	408,909
Ultragenyx Pharmaceutical, Inc. (a)		11,142	664,732
Vertex Pharmaceuticals, Inc. (a)		3,709	1,045,159
Total Biotechnology			15,266,915
Chemicals - 1.6%
Aspen Aerogels, Inc. (a)(b)		8,654	85,502
CF Industries Holdings, Inc.		8,794	753,910
Ingevity Corp. (a)(b)		8,188	516,990
Minerals Technologies, Inc.		3,572	219,106
Quaker Chemical Corp.		621	92,852
Total Chemicals			1,668,360
Commercial Services & Supplies - 1.4%
Harsco Corp. (a)		28,261	200,936
KAR Auction Services, Inc. (a)		29,257	432,126
Rollins, Inc. (b)		23,563	822,820
Total Commercial Services & Supplies			1,455,882
Construction & Engineering - 0.3%
MYR Group, Inc. (a)		3,903	343,971
Containers & Packaging - 1.7%
Avery Dennison Corp.		502	81,259
Ball Corp. (b)		11,332	779,301
Greif, Inc. - Class A		5,905	368,354
Sonoco Products Co.		11,245	641,415
Total Containers & Packaging			1,870,329
Diversified Consumer Services - 0.4%
2U, Inc. (a)		35,900	375,873
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. - Class B (a)		2,266	618,663
Diversified Telecommunication Services - 0.7%
Globalstar, Inc. (a)		585,178	719,769
Electric Utilities - 0.6%
Hawaiian Electric Industries, Inc.		3,708	151,657
IDACORP, Inc.		4,571	484,161
Total Electric Utilities			635,818
Electrical Equipment - 1.7%
Bloom Energy Corp. - Class A (a)		47,070	776,655
ChargePoint Holdings, Inc. (a)(b)		41,238	564,548
Shoals Technologies Group, Inc. - Class A (a)(b)		28,435	468,609
Total Electrical Equipment			1,809,812
Electronic Equipment, Instruments & Components - 1.3%
CDW Corp.		8,567	1,349,817
Entertainment - 2.7%
Roku, Inc. (a)(b)		13,667	1,122,607
Take-Two Interactive Software, Inc. (a)		14,151	1,733,922
Total Entertainment			2,856,529
Food & Staples Retailing - 2.2%
BJ’s Wholesale Club Holdings, Inc. (a)(b)		19,189	1,195,858
Grocery Outlet Holding Corp. (a)		9,414	401,319
Kroger Co. (b)		3,596	170,199
Walgreens Boots Alliance, Inc.		14,284	541,364
Total Food & Staples Retailing			2,308,740
Food Products - 2.4%
Hershey Co. (b)		6,695	1,440,496
Lancaster Colony Corp.		2,813	362,258
Post Holdings, Inc. (a)		7,364	606,425
Tootsie Roll Industries, Inc.		5,912	208,989
Total Food Products			2,618,168
Health Care Equipment & Supplies - 3.6%
Atrion Corp.		78	49,051
Butterfly Network, Inc. (a)(b)		101,606	311,930
Cerus Corp. (a)		66,600	352,314
Insulet Corp. (a)(b)		4,841	1,055,048
Nevro Corp. (a)		17,197	753,745
STAAR Surgical Co. (a)(b)		18,857	1,337,527
Total Health Care Equipment & Supplies			3,859,615
Health Care Providers & Services - 5.7%
1Life Healthcare, Inc. (a)(b)		86,441	677,697
Addus HomeCare Corp. (a)		1,856	154,568
agilon health, Inc. (a)(b)		28,665	625,757
Fulgent Genetics, Inc. (a)		9,496	517,817
Guardant Health, Inc. (a)		28,965	1,168,448
HealthEquity, Inc. (a)		15,354	942,582
Humana, Inc.		2,119	991,840
Patterson Cos, Inc. (b)		20,813	630,634
Premier, Inc. - Class A		9,607	342,778
Total Health Care Providers & Services			6,052,121
Health Care Technology - 3.3%
Allscripts Healthcare Solutions, Inc. (a)		32,730	485,386
Certara, Inc. (a)		32,914	706,334
Health Catalyst, Inc. (a)		20,003	289,843
Inspire Medical Systems, Inc. (a)		4,268	779,636
Teladoc Health, Inc. (a)(b)		37,820	1,256,003
Total Health Care Technology			3,517,202
Hotels, Restaurants & Leisure - 0.7%
Churchill Downs, Inc.		3,025	579,378
Papa John’s International, Inc.		1,576	131,628
Total Hotels, Restaurants & Leisure			711,006
Household Durables - 0.4%
GoPro, Inc. - Class A (a)		15,487	85,643
Newell Brands, Inc.		16,966	323,033
Total Household Durables			408,676
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc. - Class A		4,247	135,777
Insurance - 0.4%
Alleghany Corp. (a)		491	409,052
Internet & Direct Marketing Retail - 2.5%
Chewy, Inc. - Class A (a)		62,334	2,164,236
ContextLogic, Inc. - Class A (a)(b)		318,310	509,296
Total Internet & Direct Marketing Retail			2,673,532
IT Services - 4.2%
Grid Dynamics Holdings, Inc. (a)		7,479	125,797
Okta, Inc. (a)		15,195	1,373,627
Paychex, Inc. (b)		6,702	763,157
Snowflake, Inc. - Class A (a)(b)		6,594	916,961
SolarWinds Corp. (b)		29,178	299,075
Verra Mobility Corp. (a)		15,932	250,292
WEX, Inc. (a)		4,810	748,244
Total IT Services			4,477,153
Machinery - 1.3%
Astec Industries, Inc.		7,422	302,669
Hyliion Holdings Corp. (a)		61,779	198,928
Ingersoll Rand, Inc.		15,767	663,475
Meritor, Inc. (a)		7,538	273,856
Total Machinery			1,438,928
Media - 2.4%
Comcast Corp. - Class A		21,479	842,836
Gray Television, Inc.		33,912	572,774
Magnite, Inc. (a)		75,354	669,144
PubMatic, Inc. - Class A (a)		31,760	504,666
Total Media			2,589,420
Multiline Retail - 0.5%
Kohl’s Corp.		15,791	563,581
Oil, Gas & Consumable Fuels - 1.0%
Peabody Energy Corp. (a)(b)		53,831	1,148,215
Personal Products - 0.5%
Coty, Inc. - Class A (a)		69,551	557,104
Pharmaceuticals - 3.3%
Arvinas, Inc. (a)		16,011	673,903
Bristol-Myers Squibb Co.		20,367	1,568,258
NGM Biopharmaceuticals, Inc. (a)		15,271	195,774
Organon & Co.		26,118	881,483
Revance Therapeutics, Inc. (a)		18,958	262,000
Total Pharmaceuticals			3,581,418
Professional Services - 0.6%
CoStar Group, Inc. (a)		5,428	327,905
TriNet Group, Inc. (a)		3,909	303,417
Total Professional Services			631,322
Real Estate Investment Trust (REIT) - 1.3%
Easterly Government Properties, Inc. (b)		14,343	273,091
Ladder Capital Corp.		12,981	136,820
PS Business Parks, Inc.		1,172	219,340
Ryman Hospitality Properties, Inc. (a)		10,619	807,362
Total Equity Real Estate Investment Trust (REIT)			1,436,613
Road & Rail - 2.2%
Heartland Express, Inc.		9,198	127,944
Knight-Swift Transportation Holdings, Inc. (b)		15,328	709,533
Ryder System, Inc.		9,013	640,464
TuSimple Holdings, Inc. - Class A (a)(b)		123,690	894,279
Total Road & Rail			2,372,220
Semiconductors & Semiconductor Equipment - 0.6%
SunPower Corp. (a)(b)		39,107	618,282
Software - 15.3%
Appian Corp. (a)(b)		11,709	554,538
BTRS Holdings, Inc. (a)		75,072	373,859
C3.ai, Inc. - Class A (a)		34,321	626,701
CDK Global, Inc.		13,976	765,466
Crowdstrike Holdings, Inc. - Class A (a)		11,810	1,990,694
LiveRamp Holdings, Inc. (a)		78,131	2,016,560
Microsoft Corp.		4,976	1,277,986
New Relic, Inc. (a)		16,252	813,413
PagerDuty, Inc. (a)(b)		38,128	944,812
Palantir Technologies, Inc. - Class A (a)(b)		164,131	1,488,668
Pegasystems, Inc.		13,304	636,463
Ping Identity Holding Corp. (a)		18,376	333,341
Progress Software Corp. (b)		9,681	438,549
Roper Technologies, Inc.		1,682	663,801
Tenable Holdings, Inc. (a)(b)		20,452	928,725
Unity Software, Inc. (a)(b)		19,182	706,281
Workiva, Inc. (a)		10,785	711,702
Xperi Holding Corp.		4,674	67,446
Zscaler, Inc. (a)(b)		4,567	682,812
Zuora, Inc. - Class A (a)		24,280	217,306
Total Software			16,239,123
Specialty Retail - 3.1%
American Eagle Outfitters, Inc. (b)		111,728	1,249,119
America’s Car-Mart, Inc. (a)(b)		1,255	126,253
AutoNation, Inc. (a)(b)		7,626	852,282
Tractor Supply Co.		5,997	1,162,518
Total Specialty Retail			3,390,172
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.		12,672	1,732,516
Textiles, Apparel & Luxury Goods - 1.4%
Ralph Lauren Corp. (b)		7,984	715,766
Under Armour, Inc. - Class C (a)		103,009	780,808
Total Textiles, Apparel & Luxury Goods			1,496,574
Water Utilities - 0.2%
American States Water Co.		2,848	232,140
Total United States			99,252,002
TOTAL COMMON STOCKS (Cost $108,872,989)			106,019,502

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 25.7%
Mount Vernon Liquid Assets Portfolio, LLC, 1.64% (c)		27,424,164	27,424,164
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $27,424,164)			27,424,164

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 1.29% (c)		644,157	644,157
TOTAL SHORT-TERM INVESTMENTS (Cost $644,157)			644,157

Total Investments (Cost $136,941,310) - 125.5%			134,087,823
Liabilities in Excess of Other Assets - (25.5)%			(27,247,876)
TOTAL NET ASSETS - 100.0%			$106,839,947

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)			All or a portion of this security was out on loan at June 30, 2022
(c)	The rate shown is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, MJXL, MJIN, SINV, SILX, AWYX, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of June 30, 2022, SILJ held two fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

AIEQ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$106,019,502	$-	$-	$106,019,502
Short-Term Investments	644,157	-	-	644,157
Investments Purchased with Securities Lending Collateral*	-	-	-	27,424,164
Total Investments in Securities	$106,663,659	$-	$-	$134,087,823

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.